Summary of Significant Accounting Policies - Grant Revenue (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		86 Months Ended
	Sep. 30, 2017	Aug. 31, 2017	Nov. 30, 2013	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue from grants not within the scope of ASC 606				$ 200	$ 900	$ 1,100	$ 1,400	$ 1,500	$ 6,200	$ 1,600
Department of Defense grants | Work on bioengineered blood vessels for vascular trauma
Disaggregation of Revenue [Line Items]
Grants	$ 4,000
Department of Defense grants | Work to support human tissue engineered blood vessels for vascular reconstruction
Disaggregation of Revenue [Line Items]
Grants		$ 7,100
Department of Defense grants | Reimbursement of certain allowable costs related to grants
Disaggregation of Revenue [Line Items]
Recognized revenue				200	600	1,100	1,000
National Institutes of Health grant | Reimbursement of certain allowable costs related to grants
Disaggregation of Revenue [Line Items]
Recognized revenue				$ 0	$ 300	$ 0	$ 300
National Institutes of Health grant | Work to support bioengineered grafts for peripheral vascular disease
Disaggregation of Revenue [Line Items]
Grants			$ 1,600